Preferred Stock (Details Narrative) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020
Common Stock
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000,000,000	10,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0	0
Preferred Stock, Shares Outstanding		0		0